TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net Operating losses	$ 25,892	$ 24,972
Lease provision	1,472	1,511
Other	196	203
Deferred tax assets	27,560	26,686
Deferred tax liabilities:
Land	(5,362)	(5,408)
Building	(10,058)	(10,344)
Other	(2,571)	(605)
Deferred tax liabilities	(17,991)	(16,357)
Valuation allowance	(23,321)	(24,371)
Deferred tax liabilities, net	$ (13,752)	$ (14,042)